SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2018
Office equipment and furniture and fittings [Member]
Useful lives or depreciation rates, property, plant and equipment	3
Plant and equipment [Member] | Bottom of range [member]
Useful lives or depreciation rates, property, plant and equipment	3
Plant and equipment [Member] | Top of range [member]
Useful lives or depreciation rates, property, plant and equipment	5
Motor vehicles [member]
Useful lives or depreciation rates, property, plant and equipment	5
Ships [member]
Useful lives or depreciation rates, property, plant and equipment	15
Ships [member] | Bottom of range [member]
Useful lives or depreciation rates, property, plant and equipment	25
Ships [member] | Top of range [member]
Useful lives or depreciation rates, property, plant and equipment	30
Dry docking [Member] | Bottom of range [member]
Useful lives or depreciation rates, property, plant and equipment	2.5
Dry docking [Member] | Top of range [member]
Useful lives or depreciation rates, property, plant and equipment	5